Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	$ 3,567
2017	3,111
2018	2,791
2019	2,834
2020	2,748
2021 - 2025	17,706
Total	$ 32,757